CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accumulated other comprehensive income (loss) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Accumulated other comprehensive income (loss)
Balance, beginning of period	$ (20.4)	$ (98.5)
Other comprehensive income (loss) before tax	(5.4)	86.1
Tax	2.1	(8.0)
Balance, end of period	(23.7)	(20.4)
Long-term Investments
Accumulated other comprehensive income (loss)
Balance, beginning of period	(26.2)	(75.2)
Other comprehensive income (loss) before tax	0.3	49.3
Tax		(0.3)
Balance, end of period	(25.9)	(26.2)
Derivative Contracts
Accumulated other comprehensive income (loss)
Balance, beginning of period	5.8	(23.3)
Other comprehensive income (loss) before tax	(5.7)	36.8
Tax	2.1	(7.7)
Balance, end of period	$ 2.2	$ 5.8